Goodwill and other intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and other intangible assets
Beginning balance	$ 1,552,328
Ending balance	1,247,185	$ 1,552,328
Cost
Goodwill and other intangible assets
Beginning balance	1,864,703	2,152,127
Additions during the year	3,833	15,117
Additions through business combinations		2,990
Disposals	(5,403)	(33,022)
Effects of movement in exchange rates	(255,228)	(272,238)
Reclassified to assets held for sale		(271)
Ending balance	1,607,905	1,864,703
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(312,375)	(339,636)
Charge for the year	21,730	50,383
Impairment charge for the year	88,780
Disposals	5,402	31,422
Effects of movement in exchange rates	56,763	46,184
Reclassified to assets held for sale		38
Ending balance	(360,720)	(312,375)
Goodwill
Goodwill and other intangible assets
Beginning balance	619,298
Ending balance	442,542	619,298
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	751,026	885,639
Effects of movement in exchange rates	(115,621)	(134,613)
Ending balance	635,405	751,026
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(131,728)	(122,251)
Impairment charge for the year	87,894
Effects of movement in exchange rates	26,759	(9,477)
Ending balance	(192,863)	(131,728)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	764,703
Ending balance	652,849	764,703
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	898,080	1,031,366
Additions through business combinations		2,224
Disposals		(16,219)
Effects of movement in exchange rates	(123,322)	(119,291)
Ending balance	774,758	898,080
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(133,377)	(159,402)
Charge for the year	14,426	34,044
Disposals		16,219
Effects of movement in exchange rates	25,894	43,850
Ending balance	(121,909)	(133,377)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	134,979
Ending balance	122,802	134,979
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	160,679	175,290
Additions through business combinations		766
Disposals		(1,758)
Effects of movement in exchange rates	(13,354)	(13,619)
Ending balance	147,325	160,679
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(25,700)	(27,576)
Charge for the year	3,084	7,217
Disposals		1,758
Effects of movement in exchange rates	4,261	7,335
Ending balance	(24,523)	(25,700)
Licenses
Goodwill and other intangible assets
Beginning balance	17,835
Ending balance	13,855	17,835
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	33,433	30,588
Additions during the year		3,007
Disposals		(117)
Effects of movement in exchange rates	(1,785)	(45)
Ending balance	31,648	33,433
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(15,598)	(9,076)
Charge for the year	1,982	6,288
Impairment charge for the year	886
Disposals		117
Effects of movement in exchange rates	673	(351)
Ending balance	(17,793)	(15,598)
Software
Goodwill and other intangible assets
Beginning balance	15,513
Ending balance	15,137	15,513
Software | Cost
Goodwill and other intangible assets
Beginning balance	21,485	29,244
Additions during the year	3,833	12,110
Disposals	(5,403)	(14,928)
Effects of movement in exchange rates	(1,146)	(4,670)
Reclassified to assets held for sale		(271)
Ending balance	18,769	21,485
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(5,972)	(21,331)
Charge for the year	2,238	2,834
Disposals	5,402	13,328
Effects of movement in exchange rates	(824)	4,827
Reclassified to assets held for sale		38
Ending balance	$ (3,632)	$ (5,972)